Share-Based Payments - Summary Of NBA warrants (Details)	Dec. 31, 2023 shares $ / shares	Dec. 31, 2022 shares $ / shares	Dec. 31, 2021 shares instrument $ / shares	Oct. 01, 2021 shares $ / shares
Share-based payments
Granted and outstanding (Number of warrants) | instrument			1,353,740
Unvested restricted shares (Number of shares) | shares	1,353,740	1,353,740	1,353,740
Exercisable (Number of warrants) | shares	(2,076,704)	(1,845,959)
Outstanding, Weighted average exercise price | $ / shares			$ 23.45
Unvested, Weighted Average Exercise Price | $ / shares	$ 23.45	$ 23.45	$ 23.45
NBA Warrants [Member]
Share-based payments
Granted and outstanding (Number of warrants) | shares				9,229,797
Unvested restricted shares (Number of shares) | shares	7,153,059	7,383,838	7,383,838
Exercisable (Number of warrants) | shares	(230,745)		(1,845,959)
Outstanding, Weighted average exercise price | $ / shares				$ 0.01
Exercisable, Weighted average exercise price | $ / shares		$ 0.01	$ 0.01
Unvested, Weighted Average Exercise Price | $ / shares	$ 0.01	$ 0.01	$ 0.01